Note 14 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2013	2012	2011

Cayman Islands	$(22,116)	$(31,218)	$5,188
Foreign	4,015	5,633	4,872

	$(18,101)	$(25,585)	$10,060

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2013	2012	2011

Current	$951	$1,002	$1,155
Deferred	41	101	(92)

Income tax expense	$992	$1,103	$1,063

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2013	2012	2011

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	808	1,048	1,083
Changes in deferred income tax assets	(474)	156	(532)
Adjustments to prior years’ taxes	20	(2)	(221)
Changes in valuation allowances for deferred income tax assets	515	(55)	440
Other	123	(44)	293

	$992	$1,103	$1,063

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2013	2012
Deferred income tax assets
Research and development credits	$5,634	$5,216
Net operating loss carryforwards	71	30
Depreciation and amortization	301	351
Accrued vacation and other expenses	174	108
	6,180	5,705
Valuation allowance	(6,069)	(5,554)

Total net deferred income tax assets	$111	$151

Deferred income tax liabilities
Unrealized capital allowance	$16	$20
Unrealized foreign exchanges	5	-

	$21	$20